Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share
Profit for the period net of tax attributable to ordinary equity holders of the parent for basic earnings		$ 25,534	$ 46,115	$ 7,303
Weighted average number of ordinary shares for basic earnings per share		18,204,262	19,739,686	19,797,137
Weighted average number of ordinary shares for diluted earnings per share		18,436,965	20,031,225	19,797,137
Effect of issue of ordinary shares related to Cubic Games Studio Ltd put option			87,897
Effect of share options to be issued		232,703	203,642
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	$ 0.51	$ 1.4	$ 2.34	$ 0.37
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	$ 0.5	$ 1.38	$ 2.3	$ 0.37
Number of deferred exchange shares		2,000,000